SEGMENT INFORMATION - Reportable segments (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
SEGMENT INFORMATION
Number of operating segments which are also reportable segments | segment									2
Total Revenues	$ 435	$ 451	$ 441	$ 444	$ 497	$ 388	$ 287	$ 185	$ 1,771	$ 1,357	$ 699
Cost of sales									905	687	317
Royalty fee expense									43	28	3
Selling and marketing expense									293	189	67
General and administrative expense									225	198	150
Amortization expense of intangibles									20	19	14
Depreciation expense									60	43	18
Operating expenses									641	477	252
Operating income	56	$ 61	$ 45	$ 63	99	$ 33	$ 23	$ 38	225	193	130
Total assets
Total assets	3,687				3,314				3,687	3,314
Capital expenditures
Capital expenditures									119	95	20
Vacation Ownership
SEGMENT INFORMATION
Total Revenues									1,149	786	194
Cost of sales									633	446	118
Royalty fee expense									41	27	2
Selling and marketing expense									244	137	12
General and administrative expense									102	82	47
Amortization expense of intangibles									8	8	5
Depreciation expense									39	25	2
Operating income									82	61	8
Total assets
Total assets	2,603				2,229				2,603	2,229
Capital expenditures
Capital expenditures									102	66	4
Exchange and Rental
SEGMENT INFORMATION
Total Revenues									622	571	505
Cost of sales									272	241	199
Royalty fee expense									2	1	1
Selling and marketing expense									49	52	55
General and administrative expense									123	116	103
Amortization expense of intangibles									12	11	9
Depreciation expense									21	18	16
Operating income									143	132	122
Total assets
Total assets	$ 1,084				$ 1,085				1,084	1,085
Capital expenditures
Capital expenditures									17	29	16
Operations | Vacation Ownership
SEGMENT INFORMATION
Total Revenues									213	136	17
Management Service | Vacation Ownership
SEGMENT INFORMATION
Total Revenues									155	110	88
Management Service | Exchange and Rental
SEGMENT INFORMATION
Total Revenues									143	138	129
Service and membership related
SEGMENT INFORMATION
Total Revenues									506	457	425
Cost of sales									165	125	106
Service and membership related | Vacation Ownership
SEGMENT INFORMATION
Total Revenues									155	110	88
Cost of sales									83	48	34
Service and membership related | Exchange and Rental
SEGMENT INFORMATION
Total Revenues									351	347	337
Cost of sales									82	77	72
Vacation ownership products
SEGMENT INFORMATION
Total Revenues									464	313	27
Cost of sales									90	101	20
Vacation ownership products | Vacation Ownership
SEGMENT INFORMATION
Total Revenues									464	313	27
Cost of sales									90	101	20
Rental and ancillary services
SEGMENT INFORMATION
Total Revenues									386	265	91
Cost of sales									295	183	40
Rental and ancillary services | Vacation Ownership
SEGMENT INFORMATION
Total Revenues									213	136	17
Cost of sales									203	114	7
Rental and ancillary services | Exchange and Rental
SEGMENT INFORMATION
Total Revenues									173	129	74
Cost of sales									92	69	33
Consumer financing
SEGMENT INFORMATION
Total Revenues									89	57	5
Cost of sales									29	13
Consumer financing | Vacation Ownership
SEGMENT INFORMATION
Total Revenues									89	57	5
Cost of sales									29	13
Cost reimbursements
SEGMENT INFORMATION
Total Revenues									326	265	151
Cost of sales									326	265	151
Cost reimbursements | Vacation Ownership
SEGMENT INFORMATION
Total Revenues									228	170	57
Cost of sales									228	170	57
Cost reimbursements | Exchange and Rental
SEGMENT INFORMATION
Total Revenues									98	95	94
Cost of sales									98	95	94
Members Revenue | Exchange and Rental
SEGMENT INFORMATION
Total Revenues									350	344	330
Transaction revenue | Exchange and Rental
SEGMENT INFORMATION
Total Revenues									198	198	193
Ancillary Member Revenue | Exchange and Rental
SEGMENT INFORMATION
Total Revenues									9	8	8
Club Rental | Exchange and Rental
SEGMENT INFORMATION
Total Revenues									105	63	9
Other revenue | Exchange and Rental
SEGMENT INFORMATION
Total Revenues									20	21	22
Rental management | Exchange and Rental
SEGMENT INFORMATION
Total Revenues									$ 49	$ 48	$ 50